Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 97.4%
Auto Components – 1.5%
Aptiv PLC*	5,359	$480,809
Banks – 1.4%
HDFC Bank Ltd (ADR)	6,334	425,075
Building Products – 1.4%
Advanced Drainage Systems Inc	3,091	434,718
Capital Markets – 1.0%
S&P Global Inc	695	306,161
Containers & Packaging – 1.7%
DS Smith PLC	134,765	527,773
Diversified Financial Services – 4.3%
Mastercard Inc	1,798	766,865
Walker & Dunlop Inc	5,204	577,696
		1,344,561
Electric Utilities – 2.1%
SSE PLC	27,089	640,735
Electrical Equipment – 8.1%
Legrand SA	6,964	723,335
nVent Electric PLC	8,529	503,979
Prysmian SpA	7,276	330,647
Schneider Electric SE	4,858	974,753
		2,532,714
Electronic Equipment, Instruments & Components – 9.4%
IPG Photonics Corp*	3,199	347,219
Keyence Corp	1,100	484,693
Keysight Technologies Inc*	3,045	484,429
Murata Manufacturing Co Ltd	25,600	543,487
Shimadzu Corp	12,000	335,537
TE Connectivity Ltd	5,266	739,873
		2,935,238
Entertainment – 1.7%
Nintendo Co Ltd	10,000	521,989
Food Products – 0.3%
McCormick & Co Inc/MD	1,513	103,519
Health Care Equipment & Supplies – 0.3%
Nanosonics Ltd*	26,467	79,341
Health Care Providers & Services – 4.5%
Encompass Health Corp	8,958	597,678
Humana Inc	1,759	805,288
		1,402,966
Independent Power and Renewable Electricity Producers – 2.4%
Boralex Inc - Class A	20,373	517,898
Innergex Renewable Energy Inc	33,359	231,390
		749,288
Industrial Real Estate Investment Trusts (REITs) – 1.2%
Prologis Inc	2,728	363,642
Insurance – 11.3%
AIA Group Ltd	61,400	535,113
Aon PLC - Class A	2,205	641,699
Intact Financial Corp	5,023	772,880
Marsh & McLennan Cos Inc	3,740	708,618
Progressive Corp/The	5,336	849,918
		3,508,228
Leisure Products – 1.4%
Shimano Inc	2,900	449,152
Life Sciences Tools & Services – 2.8%
ICON PLC*	3,127	885,160
Machinery – 8.6%
Knorr-Bremse AG	8,462	549,214
Wabtec Corp	9,197	1,167,099
Xylem Inc/NY	8,514	973,661
		2,689,974
Professional Services – 1.9%
Wolters Kluwer NV	4,092	581,306
Semiconductor & Semiconductor Equipment – 12.1%
ASML Holding NV	962	723,868
Infineon Technologies AG	11,297	471,353
Lam Research Corp	815	638,357
NVIDIA Corp	2,587	1,281,134

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Texas Instruments Inc	3,850	$656,271
		3,770,983
Software – 11.0%
Autodesk Inc*	2,446	595,552
Cadence Design Systems Inc*	2,053	559,176
Microsoft Corp	6,090	2,290,084
		3,444,812
Specialized Real Estate Investment Trusts (REITs) – 1.8%
Crown Castle International Corp	1,343	154,700
Equinix Inc	515	414,776
		569,476
Specialty Retail – 1.2%
Home Depot Inc	1,036	359,026
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc - Class B	2,507	272,185
Trading Companies & Distributors – 1.0%
Core & Main Inc - Class A*	7,398	298,953
Wireless Telecommunication Services – 2.1%
T-Mobile US Inc	4,157	666,492
Total Common Stocks (cost $24,502,847)		30,344,276
Investment Companies– 2.8%
Money Markets – 2.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $881,213)	881,053	881,229
Total Investments (total cost $25,384,060) – 100.2%		31,225,505
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(48,619)
Net Assets – 100%		$31,176,886

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$19,920,806	63.8%
Japan	2,334,858	7.5
France	1,698,088	5.4
Canada	1,522,168	4.9
Netherlands	1,305,174	4.2
United Kingdom	1,168,508	3.7
Germany	1,020,567	3.3
Ireland	885,160	2.8
Hong Kong	535,113	1.7
India	425,075	1.4
Italy	330,647	1.1
Australia	79,341	0.2

Total	$31,225,505	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$8,796	$1	$(72)	$881,229

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	695,021	1,435,106	(1,248,827)	881,229

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$30,344,276	$-	$-
Investment Companies	-	881,229	-
Total Assets	$30,344,276	$881,229	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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